FINANCIAL AND CAPITAL RISK MANAGEMENT - Commodity price risk (Details) - Commodity price risk - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased in risk assumption (as a percent)	3.00%	3.00%
Primary aluminum
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	¥ 14.0	¥ 46.0
Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	2.0	89.0
Primary aluminum | Futures contracts | Financial assets at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	16.0	10.0
Copper
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	0.9	0.3
Zinc
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	1.0	7.0
Coal
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increased/decreased profit for the year by increased/decreased of risk assumption	¥ 2.7	¥ 0.2